Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Reserves and allowances	$ 36,191	$ 38,743
Inventory allowances	5,751	6,345
Property, plant and equipment	5,329	7,414
Others	31,039	17,819
Net operating loss carry-forwards	22,816	22,282
Gross deferred tax assets	101,126	92,603
Valuation allowance	(9,358)	(4,372)
Net deferred tax assets	91,768	88,231
Intangible assets	(26,958)	(33,064)
Property, plant and equipment	(21,353)	(18,882)
Reserves and allowances	(1,265)	(4,134)
Net deferred tax liabilities	(49,576)	(56,080)
Net deferred tax assets	42,192	32,151
Current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	14,384	10,451
Inventory allowances	5,751	6,345
Property, plant and equipment	102	1,317
Others	12,601	6,899
Net operating loss carry-forwards	3,311	7,399
Gross deferred tax assets	36,149	32,411
Valuation allowance	(414)	(610)
Net deferred tax assets	35,735	31,801
Intangible assets	0	0
Property, plant and equipment	(78)	(18)
Reserves and allowances	(200)	(461)
Net deferred tax liabilities	(278)	(479)
Net deferred tax assets	35,457	31,322
Non-current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	21,807	28,292
Inventory allowances	0	0
Property, plant and equipment	5,227	6,097
Others	18,438	10,920
Net operating loss carry-forwards	19,505	14,883
Gross deferred tax assets	64,977	60,192
Valuation allowance	(8,944)	(3,762)
Net deferred tax assets	56,033	56,430
Intangible assets	(26,958)	(33,064)
Property, plant and equipment	(21,275)	(18,864)
Reserves and allowances	(1,065)	(3,673)
Net deferred tax liabilities	(49,298)	(55,601)
Net deferred tax assets	$ 6,735	$ 829